Summary of Significant Accounting Policies - Intangible Assets (Details)	12 Months Ended
Dec. 31, 2017
Enterprise Resource Planning (ERP)
Disclosure of intangible assets with indefinite useful life
Finite lived intangible asset useful life (useful life)	7 years
Bottom of range | Customer relationships and client lists
Disclosure of intangible assets with indefinite useful life
Finite lived intangible asset useful life (useful life)	2 years
Bottom of range | Other finite-lived intangible assets
Disclosure of intangible assets with indefinite useful life
Finite lived intangible asset useful life (useful life)	2 years
Bottom of range | Application software
Disclosure of intangible assets with indefinite useful life
Finite lived intangible asset useful life (useful life)	3 years
Top of range | Customer relationships and client lists
Disclosure of intangible assets with indefinite useful life
Finite lived intangible asset useful life (useful life)	20 years
Top of range | Other finite-lived intangible assets
Disclosure of intangible assets with indefinite useful life
Finite lived intangible asset useful life (useful life)	20 years
Top of range | Application software
Disclosure of intangible assets with indefinite useful life
Finite lived intangible asset useful life (useful life)	10 years